Share Capital - Additional Information (Detail) - USD ($)			9 Months Ended
	Sep. 30, 2017	Oct. 03, 2016	Sep. 30, 2017
Equity, Class of Treasury Stock [Line Items]
Ordinary shares repurchased	2,797,323		1,368,136
Ordinary shares repurchased, value	$ 218,100,000		$ 108,100,000
Buyback Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount		$ 400,000,000
Buyback Program | Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized percentage		10.00%